Debentures - Payment schedule of installments for non-current liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Total	R$ 473,667	R$ 526,250
IFRS Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	(7,594)	(9,717)
Non-current portion of non-current notes and debentures issued	466,073	516,533
2024
Disclosure of detailed information about borrowings [line items]
Total	0	55,250
2025
Disclosure of detailed information about borrowings [line items]
Total	118,417	117,750
2026
Disclosure of detailed information about borrowings [line items]
Total	118,405	117,738
2027
Disclosure of detailed information about borrowings [line items]
Total	118,423	117,756
2028
Disclosure of detailed information about borrowings [line items]
Total	R$ 118,422	R$ 117,756